Balance Sheet Details - Schedule of Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Raw materials		$ 1,835
Work in process		12
Finished goods		89
Total		1,936
Impairment of inventory	$ 53	$ 0